Fair Value Measurements - Schedule of Financial Assets Measured at Fair Value on a Recurring Basis, Excluding Accrued Interest Components (Details) - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents:
Money market funds			$ 2,500
Foreign currency derivative instruments			(56,000)
Total financial assets (liabilities)			(53,500)
Level 1 [Member]
Cash and cash equivalents:
Money market funds			2,500
Foreign currency derivative instruments
Total financial assets (liabilities)			2,500
Level 2 [Member]
Cash and cash equivalents:
Money market funds
Foreign currency derivative instruments			(56,000)
Total financial assets (liabilities)			$ (56,000)